May 4, 2023

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Variable Investment Fund
 -Appreciation Portfolio
 -Growth and Income Portfolio
 -Government Money Market Portfolio
 -Opportunistic Small Cap Portfolio
 1933 Act File No.: 33-13690
 1940 Act File No.: 811-05125
 CIK No.: 0000813383

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 73 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 12, 2023.

Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Manager/Paralegal